Debt (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Aug. 11, 2025	Sep. 30, 2025	Aug. 31, 2025
August 2025 Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Loan additional available amount			$ 20,000
August 2025 Bridge Loan Agreement [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Loan amount available for initial draw	$ 5,000
Loan additional available amount	$ 20,000
Loan interest rate	4.50%
Monthly amortization rate of principal	1.25%
Debt discount	$ 142	$ 136
Issuance costs	$ 46	44
Carrying amount		4,820
Loan amount outstanding balance		5,000
Debt issuance costs		$ 93
August 2025 Warrant [Member]
Short-Term Debt [Line Items]
Equity interest percentage	1.00%
Exercise price of warrants	$ 750
Warrants agreement description	The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%